PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016
Property and equipment
Total Cost	$ 2,126	$ 2,143
Less - Accumulated depreciation	(2,075)	(1,983)	$ (2,097)
Property and equipment, net	51	160	$ 59
Impairments of property and equipment	0	0
Computer equipment and software
Property and equipment
Total Cost	$ 1,285	1,302
Useful Life	3 years
Office equipment and furniture
Property and equipment
Total Cost	$ 307	307
Useful Life	5 years
Leasehold improvements
Property and equipment
Total Cost	$ 534	$ 534
Useful Life	3 years